FINANCIAL RISK MANAGEMENT - Market Price Risk (Details) - Commodity price risk - Gulf Coast diesel index commodity swaps and options gal in Thousands	Dec. 31, 2020 gal $ / gal	Dec. 31, 2019 gal $ / gal
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gallons hedged | gal	600	4,200
Portion of forecast diesel hedged	5.90%	41.20%
Average hedging price		1.95
Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average hedging price	1.50	1.72
Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average hedging price	2.19	2.22